Statements of Operations (USD $)	12 Months Ended			73 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011
Income Statement [Abstract]
Revenue
Consulting		4,455	12,640	286,177
Data acquisition cost				19,300
Director and management fees - related party (Note 8)	445,000	15,000	230,000	864,583
General and administrative	44,859	58,548	95,313	624,956
General and administrative - related party (Note 8)	10,736	9,398	11,563	86,095
General and administrative - stock-based compensation (Note 7)	9,963	19,800	42,075	4,318,349
Litigation expenses		6,579	109,717	711,444
Travel	15,811	18,500	15,647	299,654
Total Expenses	526,369	132,280	516,955	7,210,558
Operating Loss	(526,369)	(132,280)	(516,955)	(7,210,558)
Other income (Note 9)		270,000		270,000
Interest income			128	53,004
Net income (loss) and comprehensive income (loss)	(526,369)	137,720	(516,827)	(6,887,554)
-basic	$ (0.02)	$ 0.01	$ (0.02)
-fully diluted	$ (0.02)	$ 0.01	$ (0.02)
-basic	25,948,368	25,943,893	24,315,035
-fully diluted	25,948,368	26,302,984	24,315,035